Note 23 - Subsequent Events	12 Months Ended
Mar. 31, 2012
Subsequent Events [Text Block]
23.      SUBSEQUENT EVENTS

On June 27, 2012, IIJ’s shareholders approved the payment of cash dividend to shareholders of record at March 31, 2012 of ¥1,750 ($21.24) per share or in the aggregate amount of ¥354,697 thousand ($4,304 thousand).